Other Loan	12 Months Ended
Mar. 31, 2026
Other Loan [Abstract]
OTHER LOAN

15. OTHER LOAN

Other loan as of March 31, 2025 and 2026 are as follows:

		Maturity		Weighted average interest rate as of March 31,		Balance as of March 31,
Lender	Type	date	Currency	2025	2026	2025	2026	2026
						HK$	HK$	US$
Happy CP Company Limited (note a)	Term loan	October 14, 2025	HK$	8.00%	8.00%	778,000	—	—
Total						778,000	—	—

Note:

(a)	The other loan was made for the purchase of the machinery and was secured as follows:

	(i)	Corporate guarantee by Reitar Logtech Holdings Limited; and

	(ii)	Contracts receivable